Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 437,597	$ 245,449
Less: accumulated depreciation	(170,164)	(142,567)
Property and equipment, net	267,433	102,882
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 166,979	142,482
Office equipment and furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office equipment and furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 92,358	90,246
Leasehold improvement [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Leasehold improvement [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13,018	12,721
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	1 year
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Finance lease right-of-use asset [Member]
Property, Plant and Equipment [Line Items]
Useful life	4 years
Property and equipment, gross	$ 165,242